CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUES:
Time Charter Revenues	$ 255,669	$ 275,448	$ 239,342
Other revenues	1,117
EXPENSES:
Voyage expenses	10,597	12,392	11,965
Vessel operating expenses	55,375	52,585	41,369
Depreciation and amortization of deferred charges	55,278	53,083	44,686
General and administrative expenses	25,123	25,347	17,464
Foreign currency gains	(503)	(1,598)	(478)
Operating income	110,916	133,639	124,336
OTHER INCOME / (EXPENSES):
Interest and finance costs	(4,924)	(5,213)	(3,284)
Interest income	1,033	920	951
Loss from derivative instruments	(737)	(1,477)	(505)
Income from investment in Diana Containerships Inc.	1,207
Total other expenses, net	(3,421)	(5,770)	(2,838)
Net income	107,495	127,869	121,498
Loss assumed by non-controlling interests	2	910
Net income attributed to Diana Shipping Inc.	$ 107,497	$ 128,779	$ 121,498
Earnings per common share, basic	$ 1.33	$ 1.60	$ 1.55
Earnings per common share, diluted	$ 1.33	$ 1.59	$ 1.55
Weighted average number of common shares, basic	81,081,774	80,682,770	78,282,775
Weighted average number of common shares, diluted	81,124,348	80,808,232	78,385,464